Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 49	¥ 44
Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	50.00%	60.00%
Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	10.00%	10.00%
Japanese Corporate Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	40.00%	30.00%
Fair value of pension plan assets	¥ 2,017	¥ 4,873